Intangible Assets (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value, Beginning balance
Goodwill acquired during the year	6,517,315
Goodwill	6,517,315
Accumulated impairment losses	(3,000,000)
Carrying value, Ending balance	$ 3,517,315